Accounts receivable and other - Summary of Accounts Receivable and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Trade and other current receivables [abstract]
Trade receivables	$ 35,107		$ 22,072
Value added tax and other taxes recoverable	17,658		34,791
Other receivables and advances	10,736		8,378
Prepaid expenses and deposits	11,789		15,746
Accounts receivable and other	$ 75,290	$ 80,434	$ 80,987